SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 07, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 09, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits				$ 0			$ 0	$ 0	$ 0
Amounts accrued for the payment of interest and penalties		$ 0			$ 0		0		0
Deferred tax asset				10,304,346			11,099,759	10,304,346	11,099,759
Income tax expense		0	$ 0		0	$ 0	0	0
Federal depository insurance coverage							250,000		250,000
Tailwind Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents		0		$ 0	0		$ 0	0	0
Offering cost		$ 18,847,894			18,847,894
Transaction costs included in accretion for Class A common stock subject to redemption amount					18,132,174
Transaction costs expensed					$ 715,720
Statutory federal income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Effective tax rate (in percent)		26.99%	0.00%	0.00%	2.38%	0.00%	0.00%
Unrecognized tax benefits		$ 0		$ 0	$ 0		$ 0	0	0
Amounts accrued for the payment of interest and penalties		$ 0		0	$ 0		0	0	0
Number of dilutive securities		0	0		0	0
Common stocks issuance costs							18,132,174		18,132,174
Deferred tax asset				59,200			1,204,121	$ 59,200	$ 1,204,121
Income tax expense		$ 162,329		$ 0	$ 279,345		$ 0
Number of classes of shares							2		2
Federal depository insurance coverage							$ 250,000		$ 250,000
Tailwind Acquisition Corp. | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering cost							18,847,894		$ 18,847,894
Common stocks issuance costs							18,132,174
Transaction costs allocated to warrant liability							$ 715,720
Tailwind Acquisition Corp. | Class A Common stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption, shares				33,421,570			33,421,570	33,421,570	33,421,570
Number of shares for purchase upon warrant exercise (in shares)		26,410,785	26,410,785	26,410,785	26,410,785	26,410,785	26,410,785	26,410,785	26,410,785
Tailwind Acquisition Corp. | Class A Common stock [Member] | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of classes of shares							1		1	1
Tailwind Acquisition Corp. | Common Class A Subject To Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed	30,188,729
Redemption value per share	$ 10.03	$ 10.21			$ 10.21		$ 10		$ 10
Aggregate redemption amount	$ 302,873,885
Common stock subject to possible redemption, shares		3,232,841		33,421,570	3,232,841		33,421,570	33,421,570	33,421,570